Related party transactions - Major Balances with Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Nov. 25, 2020	Dec. 31, 2019
Amounts due from related parties, Current
Investment prepayment made on behalf of the Parent	¥ 21,006
Amounts due from related parties, Noncurrent
Investment prepayment made on behalf of the Parent			¥ 21,006
Corporate expenses allocated to the Parent			6,119
Payments made on behalf of the Parent's non-PRC operations			45,664
Total	21,006		72,789
Amounts due to related parties, Current
Funds advance provided by the Parent	(11,174)
Others			(298)
Amounts due to related parties, Noncurrent
Operating funds advance provided by the Parent			(646,011)
Total	(11,174)		(646,309)
Net amount due to the Parent waived		¥ 600,000
Net amount due to the Parent			¥ 594,228
Related Party A | Sales to related parties
Amounts due to related parties, Noncurrent
Net revenue from related party	¥ 1,416